Employee benefits	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Employee benefits

30. Employee benefits

a)
Employee costs includes

	Year ended March 31,
	2023		2024		2025
Salaries and bonus	₹	516,063	₹	524,484	₹	507,629
Contribution to provident and other funds		17,623		19,227		20,306
Share-based compensation(1)		3,958		5,590		5,542
	₹	537,644	₹	549,301	₹	533,477

(1)
Includes ₹ (11), ₹ 6 and ₹ (9) for the years ended March 31, 2023, 2024 and 2025, respectively, towards cash settled ADS RSUs.

The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2023		2024		2025
Cost of revenues	₹	456,759	₹	459,466	₹	452,800
Selling and marketing expenses		46,840		51,224		47,788
General and administrative expenses		34,045		38,611		32,889
	₹	537,644	₹	549,301	₹	533,477

Defined benefit plan actuarial (gains)/losses recognized in other comprehensive income include:

	Year ended March 31,
	2023		2024		2025
Return on plan assets excluding interest income - loss/(gain)	₹	626	₹	(675)	₹	(416)
Actuarial loss/(gain) arising from financial assumptions		(2,106)		373		146
Actuarial loss/(gain) arising from demographic assumptions		342		98		(115)
Actuarial loss/(gain) arising from experience adjustments		741		82		(12)
Change in the effect of asset ceiling - loss/(gain)		463		(71)		74
(Gain)/loss on re-measurement of defined benefit plans, net	₹	66	₹	(193)	₹	(323)
Deferred tax (asset)/liability thereon		(16)		111		49
(Gain)/loss on re-measurement of defined benefit plans, net of deferred taxes	₹	50	₹	(82)	₹	(274)

b)
Gratuity and foreign pension

Defined benefit plans include gratuity for employees drawing salary in Indian Rupees, pension and certain benefit plans in foreign jurisdictions.

Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2023		2024		2025
Current service cost	₹	2,682	₹	2,993	₹	3,205
Net interest expense on net defined benefit liability		45		45		95
Net charge to consolidated statement of income	₹	2,727	₹	3,038	₹	3,300

Actual return on plan assets	₹	184	₹	1,828	₹	1,646

Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2024		2025
Defined benefit obligation at the beginning of the year	₹	18,613	₹	21,516
Addition through Business combination		13		-
Current service cost		2,993		3,205
Interest expense on obligation		1,178		1,308
Benefits paid		(1,927)		(2,627)
Contributions from plan participants due to transfer		-		558
Remeasurement loss/(gain)
Actuarial loss arising from financial assumptions		373		146
Actuarial loss/(gain) arising from demographic assumptions		98		(115)
Actuarial loss/(gain) arising from experience adjustments		82		(12)
Translation adjustment		93		209
Defined benefit obligation at the end of the year	₹	21,516	₹	24,188

Change in plan assets is summarized below:

	As at March 31,
	2024		2025
Fair value of plan assets at the beginning of the year	₹	18,005	₹	20,022
Expected return on plan assets		1,153		1,230
Employer contributions		140		141
Benefits paid		(20)		(313)
Contributions from plan participants due to transfer		-		558
Remeasurement gain
Return on plan assets excluding interest income		675		416
Translation adjustment		69		177
Fair value of plan assets at the end of the year	₹	20,022	₹	22,231

	As at March 31,
	2024		2025
Defined benefit obligation	₹	21,516	₹	24,188
Fair value of plan assets		20,022		22,231
Present value of unfunded obligation	₹	(1,494)	₹	(1,957)
Change in the effect of asset ceiling		(442)		(545)
Recognized liability	₹	(1,936)	₹	(2,502)

Change in effect of asset ceiling is summarized below:

	As at March 31,
	2024		2025
Effect of asset ceiling at the beginning of the year	₹	490	₹	442
Interest expense on effect of asset ceiling		20		17
Changes in the effect of limiting the surplus to the asset ceiling		(71)		74
Translation adjustment		3		12
Effect of asset ceiling at the end of the year	₹	442	₹	545

As at March 31, 2024 and 2025, plan assets were primarily invested in insurer managed funds.

The Company has established an income tax approved irrevocable trust fund to which it regularly contributes to finance the liabilities of the gratuity plan. The fund’s investments are managed by certain insurance companies as per the selection made by the trustees among the fund plan available.

The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2024	2025
Discount rate	6.11%	5.75%
Expected return on plan assets	6.11%	5.75%
Expected rate of salary increase	6.29%	6.40%
Duration of defined benefit obligations	7.42 years	7.03 years

The discount rate is primarily based on the prevailing market yields of government securities for the estimated term of the obligations. The estimates of future salary increase considered takes into account the inflation, seniority, promotion and other relevant factors. Attrition rate considered is the management’s estimate, based on previous years’ employee turnover of the Company.

The expected return on plan assets is based on expectation of the average long-term rate of return expected on investments of the fund during the estimated term of the obligations.

Expected future contribution and estimated future benefit payments from the fund are as follows:

For the year ended March 31, 2024
Expected contribution to the fund during the year ending March 31, 2025	₹	2,476
Estimated benefit payments from the fund for the year ending March 31:
2025	₹	3,079
2026		2,578
2027		2,621
2028		2,380
2029		2,225
Thereafter		17,176
Total	₹	30,059

For the year ended March 31, 2025
Expected contribution to the fund during the year ending March 31, 2026	₹	3,545
Estimated benefit payments from the fund for the year ending March 31:
2026	₹	3,565
2027		3,218
2028		2,953
2029		2,736
2030		2,412
Thereafter		17,692
Total	₹	32,576

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligations as at March 31, 2025.

Sensitivity for significant actuarial assumptions is computed to show the movement in defined benefit obligation by 1 percentage.

As of March 31, 2025, every 1 percentage point increase/(decrease) in discount rate will result in (decrease)/increase of defined benefit obligation by approximately ₹ (1,565) and ₹ 1,807 respectively (March 31, 2024: ₹ (1,436) and ₹ 1,649 respectively).

As of March 31, 2025, every 1 percentage point increase/(decrease) in expected rate of salary will result in increase/(decrease) of defined benefit obligation by approximately ₹ 1,189 and ₹ (1,129) respectively (March 31, 2024: ₹ 1,118 and ₹ (1,051) respectively).

The sensitivity analysis to significant actuarial assumptions may not be representative of the actual change in the defined benefit obligations as the change in assumptions may not occur in isolation since some of the assumptions may be correlated. Furthermore, in presenting the sensitivity analysis, the present value of the defined benefit obligations has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated statement of financial position.

c)
Provident fund:

The details of fund and plan assets are given below:

	As at March 31,
	2024		2025
Fair value of plan assets	₹	106,781	₹	121,067
Present value of defined benefit obligation		(106,781)		(121,067)
Net shortfall	₹	-	₹	-

The total expense for the years ended March 31, 2023, 2024 and 2025 is ₹ 5,941, ₹ 6,265 and ₹ 6,517, respectively.

The plan assets have been invested as per the regulations of Employees' Provident Fund Organization (EPFO).

The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2024	2025
Discount rate for the term of the obligation	7.20%	6.55%
Average remaining tenure of investment portfolio	6.61 years	6.71 years
Guaranteed rate of return	8.25%	8.25%

d)
Defined contribution plans:

The total expense for the years ended March 31, 2023, 2024 and 2025 was ₹ 9,000, ₹ 9,969 and ₹ 10,584, respectively.